Schedule of Allowance For Doubtful Accounts (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Allowance for doubtful accounts beginning of year	$ 374	$ 2,236	$ 1,578
Additions	670	315	658
Deductions – write-offs	(268)	(1,570)
Allowance for doubtful accounts end of period	649	374	2,236
Deductions – discontinued operations	(127)	(607)
Restatement [Member]
Allowance for doubtful accounts beginning of year	$ 981	2,236
Additions		315
Deductions – write-offs		(1,570)
Allowance for doubtful accounts end of period		$ 981	$ 2,236